UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment: [  ]; Amendment Number: ____

This Amendment (Check only one): [  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Trellus  Company, LLC

Address: 350 Madison Avenue, 9th Floor
         New York, NY 10017

Form 13F File Number:  28-6171

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Adam Usdan
Title:   President of the General Partner
Phone:   (212) 245-3300

Signature, Place, and Date of Signing:



 /s/ Adam Usdan         New York, NY                       August 8, 2005
   [Signature]          [City, State]                          [Date]

Report Type (Check one only):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:

Form 13F
File Number   Name
028-10974     Trellus Management Company, LLC

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                None

Form 13F Information Table Entry Total:           None

Form 13F Information Table Value Total:           None

For information relating to holdings of 13F securities for period ending prior to June 30, 2005 by Trellus Company, LLC please refer to Form 13F-HR filed by Trellus Management Company, LLC.

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